Federated Stock Trust

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2008 (REVISED APRIL 1, 2009).

Effective January 29, 2010, the Fund will change its name from Federated Stock Trust to Federated MDT Stock Trust.

 Also effective on this date, the Fund will offer a new class of shares, named Institutional Shares. The current unnamed shares will be redesignated as Institutional Service Shares.

November 17, 2009

Cusip             313900102

41687(11-09)

Federated Stock Trust

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2008 (REVISED APRIL 1, 2009).

Effective January 29, 2010, the Fund will change its name from Federated Stock Trust to Federated MDT Stock Trust.

 Also effective on this date, the Fund will add a new class of shares, named Institutional Shares. The current unnamed shares will be redesignated as Institutional Service Shares.

November 17, 2009

Cusip 313900102

41688 (11-09)